SHARE-BASED COMPENSATION - Plan Information On Outstanding and Exercisable Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Awards Outstanding
Number outstanding (in shares)	10,718,360
Average Remaining Contractual Life	8 years 5 months 8 days
Aggregate Intrinsic Value	$ 12.3
Awards Exercisable
Average Remaining Contractual Life	2 years 9 months
Number exercisable (in shares)	1,703,318
Aggregate Intrinsic Value	$ 12.3
Share options.
Awards Outstanding
Number outstanding (in shares)	1,176,746	2,895,300
Average Remaining Contractual Life	2 years 1 month 9 days
Aggregate Intrinsic Value	$ 12.3
Awards Exercisable
Number exercisable (in shares)	1,176,746
Average Remaining Contractual Life	2 years 1 month 9 days
Aggregate Intrinsic Value	$ 12.3
Stock Appreciation Rights (SARs) [Member]
Awards Outstanding
Number outstanding (in shares)	75,000	75,000
Awards Exercisable
Number exercisable (in shares)	75,000
RSUs
Awards Outstanding
Number outstanding (in shares)	9,466,614	7,025,015
Average Remaining Contractual Life	9 years 3 months 14 days
Awards Exercisable
Number exercisable (in shares)	451,572
Average Remaining Contractual Life	4 years 11 months 12 days
RSUs | Avride Group 2021 Equity Incentive Plan
Awards Outstanding
Number outstanding (in shares)	1,168,629	2,075,533
Average Remaining Contractual Life	6 years 1 month 20 days
Awards Exercisable
Number exercisable (in shares)	1,123,586
Average Remaining Contractual Life	6 years 1 month 13 days
PSUs
Awards Outstanding
Number outstanding (in shares)		171,979
Synthetic Options And Business Units Equity Awards
Awards Outstanding
Number outstanding (in shares)	21,030	5,314,746
Average Remaining Contractual Life	5 months 19 days
Awards Exercisable
Number exercisable (in shares)	21,030
Average Remaining Contractual Life	5 months 19 days
$40.00 | Share options.
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 40
Awards Outstanding
Number outstanding (in shares)	1,176,746
Average Remaining Contractual Life	2 years 1 month 9 days
Aggregate Intrinsic Value	$ 12.3
Awards Exercisable
Number exercisable (in shares)	1,176,746
Average Remaining Contractual Life	2 years 1 month 9 days
Aggregate Intrinsic Value	$ 12.3
$32.85 | Stock Appreciation Rights (SARs) [Member]
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 32.85
Awards Outstanding
Number outstanding (in shares)	75,000
Awards Exercisable
Number exercisable (in shares)	75,000